Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	As of December 31,
	2020	2021
	RMB’000	RMB’000
Cost:
Buildings	75,092	75,092
Motor vehicles	11,185	9,889
Leasehold improvements	71,136	24,252
Equipment, fixture and furniture, and other fixed assets	49,823	31,307

Total cost	207,236	140,540

Less: Accumulated depreciation	60,345	54,737

Property and equipment, net	146,891	85,803